Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2022	2021

	(Millions of yen)
Land	275,261	276,306
Buildings	1,760,058	1,728,811
Machinery and equipment	1,893,745	1,849,271
Construction in progress	60,914	43,283
Finance lease right-of-use assets	7,315	6,533

Cost	3,997,293	3,904,204
Less accumulated depreciation	(2,962,228)	(2,862,801)

Property, plant and equipment, net	1,035,065	1,041,403